Fees Summary	Feb. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,963,000
Previously Paid Amount	0.00
Total Fee Amount	409.19
Total Offset Amount	0.00
Net Fee	409.19
Narrative - Max Aggregate Offering Price	$ 2,963,000
Final Prospectus	true